Shareholders' equity	6 Months Ended
Jun. 30, 2026
Shareholders' equity
Shareholders' equity

Note 13 — Shareholders’ equity

The Company was established as a holding company under the laws of the Cayman Islands on February 20, 2023. The original authorized number of ordinary shares is 200,000,000 shares with par value of US$0.01 per share.

On May 23, 2025, the Company’s shareholders authorized and approved a consolidation of the Company’s authorized issued and unissued ordinary shares on an 8:1 basis (“8:1 Share Consolidation”) from 200,000,000 shares to 25,000,000 shares with a par value of US$0.08 per share. In addition, the Company’s shareholders authorized and approved to change the Company’s authorized share capital and reclassify the Company’s share structure (“Change of Authorized Share Capital”). Pursuant to the Change of Authorized Share Capital, the Company’s authorized share capital was increased from US$2,000,000 divided into 25,000,000 ordinary shares of a par value of US$0.08 each, to an aggregate of (i) US$2,000,000 divided into 25,000,000 ordinary shares of a par value of US$0.08 each, and (ii) US$50,000 divided into 500,000,000 shares of a par value of US$0.0001 each, consisting of (a) 395,000,000 Class A ordinary shares of a par value of US$0.0001 each, (b) 75,000,000 Class B ordinary shares of a par value of US$0.0001 each, and (c) 30,000,000 preference shares of a par value of US$0.0001 each, each with such rights and restrictions as set forth in the Company’s second amended and restated memorandum and articles of association. Immediately following in the Change of Authorized Share Capital, the Company issued (i) an aggregate of approximately 2,014,893 Class A ordinary shares of a par value of US$0.0001 each to all existing shareholders of the Company, other than JD LIYUAN LIMITED, pro rata based on their existing shareholding percentages, and (ii) 1,052,063 Class B ordinary shares of a par value of US$0.0001 each to JD LIYUAN LIMITED (together, the “Issuance of Dual Class Shares”). Such issuances did not affect the relative shareholding percentages of any shareholder in the Company. Following the Issuance of Dual Class Shares, the Company repurchased all of the approximately 3,066,935 issued ordinary shares of a par value of US$0.08 each held by its shareholders and simultaneously cancelled such shares and the Company cancelled all 25,000,000 of its remaining authorized but unissued ordinary shares of a par value of US$0.08 each. As a result of the 8:1 Share Consolidation, Change of Authorized Share Capital and the Issuance of Dual Class Shares, the Company’s authorized share capital became US$50,000 divided into 500,000,000 shares of a par value of US$0.0001 each, consisting of 395,000,000 Class A ordinary shares of a par value of US$0.0001 each, 75,000,000 Class B ordinary shares of a par value of US$0.0001 each, and 30,000,000 preference shares of a par value of US$0.0001 each. Holders of Class A ordinary shares of a par value of US$0.0001 each and Class B ordinary shares of a par value of US$0.0001 each have the same rights except for voting and conversion rights. In respect of matters requiring a vote of all shareholders, each holder of Class A ordinary shares of a par value of US$0.0001 each is entitled to one vote per share and each holder of Class B ordinary shares of a par value of US$0.0001 each is entitled to 50 votes per share. As of the date of this report, the Company has not issued any Preference shares.

On July 15, 2025, the Company adopted the 2025 Equity Incentive Plan, pursuant to which, on the same date, the Company issued an aggregate of 302,230 Class A ordinary shares, par value US$0.0001 per share, to its employees for their services rendered to the Company.

On September 11, 2025 and September 24, 2025, the Company entered into certain securities purchase agreements (the “September 2025 SPAs”) with certain investors (the “September Purchasers”). Pursuant to the September SPAs, the Company agreed to sell, and the September Purchasers agreed to purchase, an aggregate of 10,700,000 Class A ordinary shares of the Company, par value US$0.0001 per share, with the purchase price of US$0.58 per share (the “September 2025 Offering”), for gross proceeds of US$6,206,000.

On December 11, 2025, the Company entered into certain securities purchase agreements (the “December 2025 SPAs”) with certain investors (the “December Purchasers”). Pursuant to the December SPAs, the Company agreed to sell, and the December Purchasers agreed to purchase, an aggregate of 9,300,000 Class A ordinary shares of the Company, par value US$0.0001 per share, with the purchase price of US$0.58 per share (the “December 2025 Offering”), for gross proceeds of US$5,394,000.

Note 13 — Shareholders’ equity (continued)

On February 18, 2026, the Company entered into a securities purchase agreement in a registered direct offering with certain investors named therein (collectively, the “Purchasers”), pursuant to which, the Company agreed to issue and sell (the “February 2026 Offering”): (i)3,490,000 Class A ordinary shares of the Company, par value $0.0001 per share; (ii) pre - funded warrants to purchase up to 8,510,000 Class A ordinary shares, par value $0.0001 per share (the “Pre-Funded Warrants”); and (iii) up to an aggregate of 48,000,000 Class A ordinary shares, par value $0.0001 per share (and/or RD Warrants in lieu thereof) issuable upon the exercise by the Purchasers of their option to purchase such additional Class A ordinary shares, par value $0.0001 per share (and/or RD Warrants in lieu thereof) on or before the 30th calendar day anniversary of the initial closing date on February 19, 2026 at a purchase price of $0.25 per Class A ordinary share, par value US$0.0001 per share. The purchase price for each Class A ordinary share, par value $0.0001 per share, was $0.25 and the purchase price for each Pre-Funded Warrant was $0.25. Upon the closing of the February 2026 Offering on the Closing Date, the Company received $3 million in gross proceeds, before deducting placement agent fees and offering expenses.

On March 11, 2026, the Company’s shareholders authorized and approved a consolidation of the Company’s authorized issued and unissued ordinary shares that every 25 issued and unissued Class A ordinary share of a par value of US$0.0001 each in the Company’s share capital, every 25 issued and unissued Class B ordinary share of a par value of US$0.0001 each in the Company’s share capital, and every 25 issued and unissued preference share of a par value of US$0.0001 each in the Company’s share capital, be consolidated into one Class A ordinary share of a par value of US$0.0025 each, one Class B ordinary share of a par value of US$0.0025 each and one preference share of a par value of US$0.0025 each, respectively (each a “Consolidated Share”) and each such Consolidated Share shall rank pari passu in all respects with each other and have the rights and privileges and be subject to the restrictions as contained in the amended and restated memorandum and articles of association of the Company (the “25:1 Share Consolidation,” together with the 8:1 Share Consolidation, the “Share Consolidations”). As a result of the 25:1 Share Consolidation, the authorized share capital of the Company was changed to US$50,000 divided into 20,000,000 ordinary shares of a par value of US$0.0025 each, consisting of (a) 15,800,000 Class A ordinary shares of a par value of US$0.0025 each, (b) 3,000,000 Class B ordinary shares of a par value of US$0.0025 each, and (c) 1,200,000 preference shares of a par value of US$0.0025 each. The 25:1 Shares Consolidation was effected on March 23, 2026.

On April 6, 2026, the Company adopted the 2026 Equity Incentive Plan, pursuant to which, on the same date, the Company issued an aggregate of 2,900,000 Class B Ordinary Shares, par value US$0.0025 per share, to Mr. Yuan Li, the Chairman of the Board of Directors and Co-Chief Executive Officer of the Company, for his service rendered to the Company. The Shares were issued to and held under the name of JD LIYUAN LIMITED, a British Virgin Islands company that is 100% owned by Mr. Yuan Li, on Mr. Yuan Li’s behalf.

On May 4, 2026, the Company entered into a certain securities purchase agreement (the “May 2026 SPAs”) with each of certain purchasers (each, a “Purchaser”, and collectively, the “Purchasers”). Pursuant to the May 2026 SPAs, each Purchaser agreed to purchase, and the Company agreed to issue and sell to the Purchasers, an aggregate of 50,000,000 Class A ordinary shares of the Company, par value $0.0025 per share, subject to adjustments for forward and share consolidation, recapitalizations, stock dividends and the like after the date of the May 2026 SPAs (the “Shares”), at a purchase price of $0.24 per share, for an aggregate purchase price of $12,000,000 (the “May 2026 Offering”). Pursuant to the May 2026 SPAs, the Offering shall have an initial closing of $3.36 million of the Company’s Class A ordinary shares on or about May 5, 2026 (the “May 2026 Initial Closing”), and the second closing of $8.64 million of the Company’s Class A ordinary shares on a date to be determined by the Company but no later than June 30, 2026 (the “June 2026 Second Closing”), subject, in each case, to the satisfaction of customary and other closing conditions. In addition to the customary closing conditions, no June 2026 Second Closing may occur unless the Company has effectuated a share consolidation and has further amended its Amended and Restated Memorandum and Articles of Association. On May 7, 2026, the May 2026 Initial Closing occurred and the Company will issue 14,000,000 Class A ordinary shares (the “Initial Closing Shares”) upon the confirmed receipt of $3.36 million in gross proceeds from the Purchasers, before deducting offering expenses. On June 1, 2026, the June 2026 Second Closing occurred and the Company will issue 3,600,000 Class A ordinary shares (the “June 2026 Second Closing Shares”) upon the confirmed receipt of $8,640,000 in gross proceeds from the Purchasers, before deducting offering expenses (the “June 2026 Offering”). The June 2026 Second Closing Shares are being issued at a purchase price of $2.40 per share, reflecting the Company’s 10-for-1 share consolidation effected on June 1, 2026.

Note 13 — Shareholders’ equity (continued)

On May 27, 2026, the Company announced that the Company plans to effect a consolidation of all of the Company’s authorized issued and unissued ordinary shares on a 10:1 basis (the “10:1 Share Consolidation”), which was approved by the Company’s board of directors on April 20, 2026 and May 12, 2026, and approved by the Company’s shareholders on May 4, 2026. As a result of the 10:1 Share Consolidation, each of the 20,000,000 authorized ordinary shares, consisting of (a) 15,800,000 Class A ordinary shares of a $0.0025 par value each, (b) 3,000,000 Class B ordinary shares of a $0.0025 par value each, and (c) 1,200,000 preference shares in the Company of $0.0025 of a par value each, will automatically be consolidated into to 2,000,000 ordinary shares, consisting of (a) 1,580,000 Class A ordinary shares of a par value of $0.025 each, (b) 300,000 Class B ordinary shares of a par value of $0.025 each, and (c) 120,000 preference shares of a par value of $0.025 each, without any further action on the part of the shareholders. In addition, the Company also plans to effect a change in its authorized share capital (the “Second Change of Authorized Share Capital”), which was also approved by the Company’s board of directors on April 20, 2026, and approved by the Company’s shareholders on May 4, 2026. Pursuant to the Second Change of Authorized Share Capital, the Company’s authorized share capital will be increased from $50,000 divided into 2,000,000 ordinary shares of a par value of $0.025, consisting of (a) 1,580,000 Class A ordinary shares of a par value of $0.025 each, (b) 300,000 Class B ordinary shares of a par value of $0.025 each, and (c) 120,000 preference shares of a par value of $0.025 each, to an aggregate of (i) $50,000 divided into 2,000,000 ordinary shares, consisting of (a) 1,580,000 Class A ordinary shares of a par value of $0.025 each, (b) 300,000 Class B ordinary shares of a par value of $0.025 each, and (c) 120,000 preference shares of a par value of $0.025 each; and (ii) $50,000 divided into 2,000,000,000 ordinary shares, consisting of (a) 1,988,800,000 Class A ordinary shares of a par value of $0.000025 each (the “Class A Ordinary Shares”), (b) 10,000,000 Class B ordinary shares of a par value of $0.000025 each (the “Class B Ordinary Shares”), and (c) 1,200,000 preference shares of a par value of $0.000025 each (the “Preference Shares”) (the “Increase in Authorized Share Capital”). Immediately following the Increase in Authorized Share Capital, the Company will issue (i) an aggregate of approximately 1,537,272 Class A Ordinary Shares to all the existing holders of the Class A ordinary shares of a par value of $0.025 each and each holder will be issued such shares pro-rata to their existing shareholding ratio of the Company, and (ii) 294,209 Class B Ordinary Shares to JD LIYUAN LIMITED (together, the “Issuance of Shares”). The Issuance of Shares will not affect the relative shareholding percentages of any shareholder in the Company. Following the Issuance of Shares, the Company will repurchase all of the approximately 1,537,272 issued Class A ordinary shares of $0.025 par value each and 294,209 Class B ordinary shares of $0.025 par value each held by its shareholders and simultaneously cancel such shares. Lastly, the Company will cancel all 2,000,000 of its remaining authorized but unissued ordinary shares of $0.025 par value. As a result of the 10:1 Share Consolidation and Second Change of Authorized Share Capital, the Company’s authorized share capital will become $50,000 divided into 2,000,000,000 shares, consisting of (i) 1,988,800,000 Class A Ordinary Shares of a par value of $0.000025 each, (ii) 10,000,000 Class B Ordinary Shares of a par value of $0.000025 each, and (iii) 1,200,000 Preference Shares of a par value of $0.000025 each.

As of December 31, 2025 and June 30, 2026, 89,269 and 5,137,272 Class A Ordinary Shares, and 4,209 and 294,209 Class B Ordinary Shares, were issued and outstanding, respectively. The shares are presented on a retroactive basis to reflect the Share Consolidations and Change of Authorized Share Capital.

Additional paid-in capital

As of December 31, 2025, additional paid-in capital in the unaudited condensed consolidated balance sheet represents the net proceeds from the September Offering and December Offering. As of June 30, 2026, additional paid-in capital in the unaudited condensed consolidated balance sheet represents the net proceeds from the February Offering, the May Offering, and the June offering during the six months ended June 30, 2026, and the fair value of the shares granted under the Company’s equity incentive plans.

Statutory reserves and restricted net assets

The Group is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Group’s board of directors. The statutory reserve funds and discretionary reserve funds are not distributable as cash dividends. The statutory reserve as determined pursuant to PRC statutory laws totaled approximately RMB2,111,434 and RMB2,111,434 (US$311,187) as of December 31, 2025 and June 30, 2026, respectively.

Note 13 — Shareholders’ equity (continued)

Because the Group’s operating subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Group’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution, was RMB4,840,518 and RMB4,840,518 (US$713,404) as of December 31, 2025 and June 30, 2026, respectively.

Ordinary shares subscribed

Subscribed shares are shares that shareholders have promised to buy. The total number of shares that shareholders have promised to buy are fully paid as of March 6, 2026.